Related Party Transactions - Key Management remuneration (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions
Key Management Remuneration	$ 1,079,324	$ 114,235
Stock-based compensation	487,885
Short term accommodation expense		35,924
Transactions with Key Management Personnel	$ 1,567,209	150,158
Executive Chairman, L. M. Mojela
Related Party Transactions
Short term accommodation expense		$ 35,924